Operating Segments and Reconciliations of Total Revenues and Income (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2013 KRW (₩)
Segment Reporting Information [Line Items]
Revenue	₩ 35,660	$ 30,497	₩ 39,889	₩ 47,685
Income from operations	(17,229)	$ (14,735)	(11,829)	(16,730)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	(1,667)		(2,685)	(4,108)
Income from operations	(888)		378	(2,136)
Online Game Software | Operating Segments
Segment Reporting Information [Line Items]
Revenue	18,147		22,153	31,726
Income from operations	(7,038)		(4,625)	(9,462)
Mobile Games | Operating Segments
Segment Reporting Information [Line Items]
Revenue	15,350		15,649	15,097
Income from operations	(9,701)		(7,196)	(5,116)
Other Segments | Operating Segments
Segment Reporting Information [Line Items]
Revenue	3,830		4,772	4,970
Income from operations	₩ 398		₩ (386)	₩ (16)